Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 28, 2024
Fidelity Advisor Energy Fund - Class A
Bar Chart Table:
Annual Return 2014	(12.76%)
Annual Return 2015	(20.65%)
Annual Return 2016	32.90%
Annual Return 2017	(2.86%)
Annual Return 2018	(25.11%)
Annual Return 2019	9.75%
Annual Return 2020	(32.73%)
Annual Return 2021	54.53%
Annual Return 2022	61.92%
Annual Return 2023	1.04%
Fidelity Advisor Energy Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018